Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Information - Revenue by Geographic Region (Table)

	Three Month Period ended June 30, 2021 (unaudited)	Three Month Period ended June 30, 2020 (unaudited)	Six Month Period ended June 30, 2021 (unaudited)	Six Month Period ended June 30, 2020 (unaudited)
Asia	$38,045	$87,753	$89,268	$161,265
Europe	14,326	16,659	29,284	33,558
America	6,843	7,812	13,167	15,258
Total	$59,214	$112,224	$131,719	$210,081